GE Dealer Floorplan Master Note Trust
2006-1

Payment Date:	4/20/2007
Collection Period Ended:	3/31/2007
Closing Date:	6/30/2006
Next Payment Date:	5/21/2007
Expected Principal Payment Date:	4/20/2009
Final Maturity Date:	4/20/2011

Note Payment Detail

Class	CUSIP	Interest Rate	Original Face Value	Beginning Class Balance	Principal Payment Amount	Interest Payment Amount	Total	Ending Class Balance

A	36159LAN6	5.33000%	1,432,500,000.00	1,432,500,000.00	0.00	6,574,777.08	6,574,777.08	1,432,500,000.00
B	36159LAP1	5.49000%	52,500,000.00	52,500,000.00	0.00	248,193.75	248,193.75	52,500,000.00
C	36159LAQ9	5.69000%	15,000,000.00	15,000,000.00	0.00	73,495.83	73,495.83	15,000,000.00
TOTALS			1,500,000,000.00	1,500,000,000.00	0.00	6,896,466.66	6,896,466.66	1,500,000,000.00

Beginning of Month Balance				9,217,452,763.88
New Volume				2,679,388,471.52
Principal Collections				2,613,968,658.90
Defaulted Amount				883,861.85
End of Month Balance				9,281,988,714.65

Annualized Yield				10.37%
Overconcentrations
Are there any Dealer Overconcentrations?	No
0.00
Are there any Manufacturer Overconcentrations?	No
0.00
Are there any Product Line Overconcentrations?	No
0.00
Collections		Total	Overconcentration
Principal Collections		2,613,968,658.90	0.00	2,613,968,658.90
Non Principal Collections		82,295,266.81	0.00	82,295,266.81
Total Collections		2,696,263,925.71	0.00	2,696,263,925.71
Defaults
Default Amount		883,861.85	0.00	883,861.85
Series Allocation Percentage				16.27%
Investor Default Amount				143,835.05
Charge-offs
Investor Charge-offs				0.00

GE Dealer Floorplan Master Note Trust
2006-1

Payment Date:	4/20/2007
Collection Period Ended:	3/31/2007
Closing Date:	6/30/2006
Next Payment Date:	5/21/2007
Expected Principal Payment Date:	4/20/2009
Final Maturity Date:	4/20/2011

Allocation of Available Non Principal Collections
	Series Allocation Percentage			16.27%
	Available Non Principal Collections Allocated to Series				13,392,300.82
Application of Available Non Principal Collections and Available Principal Collections
(a)	Available Non Principal Collections Allocated to Series				13,392,300.82
	(i)	(A)	Amount to Indenture Trustee		0.00
		(B)	Amount to Trustee		0.00
		(C)	Amount to Administrator		71.43
		(D)	Amount to Custodian		0.00

	(ii)	Noteholder Servicing Fee			2,500,000.00
		Unpaid Servicer Advances and interest thereon			0.00

	(iii)	Class A Monthly Interest			6,574,777.08
	(iv)	Class B Monthly Interest			248,193.75
	(v)	Class C Monthly Interest			73,495.83
	(vi)	Investor Default Amount (treated as Available Principal Collections)		143,835.05
		Required Deposit to Principal Account
					0.00
	(vii)	Investor Charge-offs		0.00
		Reimbursement of Investor Charge-offs		0.00
		Unreimbursed Investor Charge-offs		0.00
		Reallocation Principal Collections		0.00
		Reimbursement of Reallocated Principal Collections		0.00
		Unreimbursed Reallocated Principal Collections		0.00
		Sum of Unreimbursed Investor Charge-offs and Reallocated Principal Collections			0.00
	(viii) Amount Required to be Deposited to the Reserve Account
					0.00
	(ix)
		Remaining Amounts due to:
		Indenture Trustee			0.00
		Trustee			0.00
		Administrator			0.00
		Custodian			0.00
	(x)	Amounts otherwise required to be Deposited to Principal Account			0.00

GE Dealer Floorplan Master Note Trust
2006-1

Payment Date:	4/20/2007
Collection Period Ended:	3/31/2007
Closing Date:	6/30/2006
Next Payment Date:	5/21/2007
Expected Principal Payment Date:	4/20/2009
Final Maturity Date:	4/20/2011

	Excess Non Principal Collections for Series 2004-2	3,224,468.45
	Excess Non Principal Collections for Series 2005-1	3,292,955.47
	Excess Non Principal Collections for Series 2005-2	1,983,523.65
	Excess Non Principal Collections for Series 2006-1	3,995,762.73
	Excess Non Principal Collections for Series 2006-2	1,305,889.27
	Excess Non Principal Collections for Series 2006-3	2,663,990.23
	Excess Non Principal Collections for Series 2006-4	3,331,889.33
	Total Excess Non Principal Collections	19,798,479.13

	Non Principal Shortfalls for Series 2004-2	0.00
	Non Principal Shortfalls for Series 2005-1	0.00
	Non Principal Shortfalls for Series 2005-2	0.00
	Non Principal Shortfalls for Series 2006-1	0.00
	Non Principal Shortfalls for Series 2006-2	0.00
	Non Principal Shortfalls for Series 2006-3	0.00
	Non Principal Shortfalls for Series 2006-4	0.00
	Total Non Principal Shortfalls	0.00

	Aggregate Excess Non Principal Collections Applied to Non Principal Shortfalls for Series 2004-2	0.00
	Aggregate Excess Non Principal Collections Applied to Non Principal Shortfalls for Series 2005-1	0.00
	Aggregate Excess Non Principal Collections Applied to Non Principal Shortfalls for Series 2005-2	0.00
	Aggregate Excess Non Principal Collections Applied to Non Principal Shortfalls for Series 2006-1	0.00
	Aggregate Excess Non Principal Collections Applied to Non Principal Shortfalls for Series 2006-2	0.00
	Aggregate Excess Non Principal Collections Applied to Non Principal Shortfalls for Series 2006-3	0.00
	Aggregate Excess Non Principal Collections Applied to Non Principal Shortfalls for Series 2006-4	0.00
	Total Aggregate Excess Non Principal Collections Applied to Non Principal Shortfalls	0.00

	Released to Transferor	19,798,479.13
(b)	Revolving Period
	Principal Collections Allocated to Series According to 4.3(b)(ii)(x) of Indenture Supplement	425,383,572.75
	Available Principal Collections Treated as Shared Principal Collections Applied According to Section 8.5 of Indenture	425,383,572.75
	Controlled Accumulation Period
(c)	Principal Collections Allocated to Series According to 4.3(b)(ii)(y) of Indenture Supplement
	(i) Monthly Principal Deposited into the Principal Account	0.00
	(ii) Monthly Principal Deposited to Distribution Account and paid to:	0.00
	Class A	0.00
	Class B	0.00
	Class C	0.00
	(iii) Amounts Remaining as Shared Principal Collections Applied According to Section 8.5 of Indenture	0.00

GE Dealer Floorplan Master Note Trust
2006-1

Payment Date:	4/20/2007
Collection Period Ended:	3/31/2007
Closing Date:	6/30/2006
Next Payment Date:	5/21/2007
Expected Principal Payment Date:	4/20/2009
Final Maturity Date:	4/20/2011

Early Amortization Period
Principal Collections Allocated to Series According to 4.3(b)(ii)(z) of Indenture Supplement	0.00
(i) Monthly Principal Deposited into the Principal Account	0.00
(ii) Monthly Principal Deposited to Distribution Account and paid to:
Class A	0.00
Class B	0.00
Class C	0.00
(iii) Amounts Remaining as Shared Principal Collections Applied According to Section 8.5 of Indenture	0.00

Shared Principal Collections for Principal Sharing Series
Aggregate Shared Principal Collections for Principal Sharing Series	1,814,963,032.31
Aggregate Principal Shortfall for Principal Sharing Series	0.00

Aggregate Shared Principal Collections Applied to Principal Shortfall for Series 2004-2	0.00
Aggregate Shared Principal Collections Applied to Principal Shortfall for Series 2005-1	0.00
Aggregate Shared Principal Collections Applied to Principal Shortfall for Series 2005-2	0.00
Aggregate Shared Principal Collections Applied to Principal Shortfall for Series 2006-1	0.00
Aggregate Shared Principal Collections Applied to Principal Shortfall for Series 2006-2	0.00
Aggregate Shared Principal Collections Applied to Principal Shortfall for Series 2006-3	0.00
Aggregate Shared Principal Collections Applied to Principal Shortfall for Series 2006-4	0.00

Amount Deposited into the Excess Funding Account	0.00

Released to Transferor	1,814,963,032.31

Reserve Account (Series Level Account)
Beginning Reserve Account Amount	37,500,000.00
Required Reserve Account Amount
Required Reserve Account Percentage	2.50%
Note Principal Balance	1,500,000,000.00
Required Reserve Account Amount	37,500,000.00

Reserve Account Deficiency	0.00
Reserve Account Deposits	166,389.16
Reserve Account Withdrawals	166,389.16
Ending Reserve Account Amount	37,500,000.00

GE Dealer Floorplan Master Note Trust
2006-1

Payment Date:	4/20/2007
Collection Period Ended:	3/31/2007
Closing Date:	6/30/2006
Next Payment Date:	5/21/2007
Expected Principal Payment Date:	4/20/2009
Final Maturity Date:	4/20/2011

Non Principal Account (Series Level Account)
Beginning Balance	0.00
Deposits	6,896,466.66
Disbursements	6,896,466.66
Ending Balance	0.00

Principal Account (Series Level Account)
Beginning Balance	0.00
Deposits	0.00
Disbursements	0.00
Ending Balance	0.00

Free Equity Amount
Note Trust Principal Balance	9,281,988,714.65
Aggregate Collateral Amount for all Series of Notes	7,512,626,000.00
Free Equity Amount	1,769,362,714.65

Minimum Free Equity Percentage	3.00%
Outstanding Principal Balance	7,500,000,000.00
Minimum Free Equity Amount	225,000,000.00

Excess Funding Account (Trust Level Account)
Beginning Balance	0.00
Deposits	0.00
Disbursements	0.00
Ending Balance	0.00

Page 5of 8

GE Dealer Floorplan Master Note Trust
2006-1

Payment Date:	4/20/2007
Collection Period Ended:	3/31/2007
Closing Date:	6/30/2006
Next Payment Date:	5/21/2007
Expected Principal Payment Date:	4/20/2009
Final Maturity Date:	4/20/2011

Summary of Allocation of Collections

Total Principal Collections	2,613,968,658.90
Principal Collections Allocated to Series 2004-2	358,066,905.95
Principal Collections Allocated to Series 2005-1	354,486,310.62
Principal Collections Allocated to Series 2005-2	212,691,786.36
Principal Collections Allocated to Series 2006-1	425,383,572.75
Principal Collections Allocated to Series 2006-2	141,794,524.25
Principal Collections Allocated to Series 2006-3	283,589,048.50
Principal Collections Allocated to Series 2006-4	354,486,310.62
Principal Collections Not Allocated to Any Series and Released to Transferor	483,470,199.85

Total Non Principal Collections	82,295,266.81
Non Principal Collections Allocated to Series 2004-2	11,272,978.14
Non Principal Collections Allocated to Series 2005-1	11,160,250.68
Non Principal Collections Allocated to Series 2005-2	6,696,150.40
Non Principal Collections Allocated to Series 2006-1	13,392,300.82
Non Principal Collections Allocated to Series 2006-2	4,464,100.27
Non Principal Collections Allocated to Series 2006-3	8,928,200.55
Non Principal Collections Allocated to Series 2006-4	11,160,250.68
Non Principal Collections Not Allocated to Any Series and Released to Transferor	15,221,035.27

GE Dealer Floorplan Master Note Trust
2006-1

Payment Date:	4/20/2007
Collection Period Ended:	3/31/2007
Closing Date:	6/30/2006
Next Payment Date:	5/21/2007
Expected Principal Payment Date:	4/20/2009
Final Maturity Date:	4/20/2011

Performance
(1) Are there any material modifications, extensions, or waivers to pool assets?			No

(2) Are there any material breaches of pool of assets representations and warranties or covenants?			No

(3) Are there any changes in criteria used to originate, acquire, or select new pool assets?			No

(4) Has the master servicer made any Servicer Advances during the previous collection period?			No

(5) Has an early amortization event occurred?			No

(6) Have any Payment Rate Triggers been met?			No
Average Monthly Payment Rates < 18%
Current Monthly Payment Rate		28.36%
Prior Monthly Payment Rate		23.39%
Second Prior Monthly Payment Rate		25.92%
3 Month Average Monthly Payment Rate		25.89%

(7) Reserve Account balance < Reserve Account trigger			No
Reserve Account balance		37,500,000.00
(A) Required Reserve Account Percentage minus 0.25%		2.25
times (B) Note Principal Balance		1,500,000,000.00
Reserve Account trigger		33,750,000.00

(8) The sum of all investments held in trust accounts of the Issuer > 50% of the assets of the Issuer			No
Current Month	5.64%
Prior Month	2.28%
Second Prior Month	2.30%
Third Prior Month	2.34%
Fourth Prior Month	2.33%
Fifth Prior Month	2.34%

(9) Have any new series been issued during the related monthly collection period?			No

(10) Have any account additions or account removals occurred during the related monthly collection period?			No

GE Dealer Floorplan Master Note Trust
2006-1

Payment Date:	4/20/2007
Collection Period Ended:	3/31/2007
Closing Date:	6/30/2006
Next Payment Date:	5/21/2007
Expected Principal Payment Date:	4/20/2009
Final Maturity Date:	4/20/2011

Delinquency

Days Outstanding	Amount (Dollars in Millions)	Percentage of Total Receivables Outstanding

31 - 60	5.5	0.06%
61 - 90	2.2	0.02%
91 - 120	1.5	0.02%
121 - 150	2.0	0.02%
151 - 180	2.1	0.02%

*Total	13.2	0.14%

*Figures may not foot due to rounding